AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.2%
Common Stocks — 94.8%
Aerospace & Defense — 3.4%
Aerojet Rocketdyne Holdings, Inc.*	66,753	$2,792,278
Kratos Defense & Security Solutions, Inc.*(a)	297,973	4,123,946
Mercury Systems, Inc.*(a)	131,626	9,390,199
		16,306,423
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.*	46,679	853,292
Auto Components — 0.4%
Visteon Corp.*(a)	41,685	2,000,046
Banks — 2.3%
Columbia Banking System, Inc.(a)	75,629	2,026,857
FB Financial Corp.(a)	25,498	502,821
National Bank Holdings Corp. (Class A Stock)	97,019	2,318,754
Pacific Premier Bancorp, Inc.(a)	136,479	2,571,265
Pinnacle Financial Partners, Inc.	48,102	1,805,749
Webster Financial Corp.	86,818	1,988,132
		11,213,578
Beverages — 0.5%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	6,356	2,336,211
Biotechnology — 13.4%
Adamas Pharmaceuticals, Inc.*	120,558	348,413
Adverum Biotechnologies, Inc.*(a)	189,226	1,848,738
Aimmune Therapeutics, Inc.*(a)	74,160	1,069,387
Allogene Therapeutics, Inc.*(a)	60,761	1,181,194
Applied Therapeutics, Inc.*(a)	46,544	1,521,523
Argenx SE (Netherlands), ADR*	14,992	1,974,896
Assembly Biosciences, Inc.*	72,190	1,070,578
Avrobio, Inc.*(a)	203,670	3,169,105
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	74,294	2,528,225
Black Diamond Therapeutics, Inc.*(a)	19,864	495,607
Blueprint Medicines Corp.*	71,166	4,161,788
Bridgebio Pharma, Inc.*(a)	65,187	1,890,423
Castle Biosciences, Inc.*(a)	59,875	1,784,874
ChemoCentryx, Inc.*	54,520	2,190,614
CRISPR Therapeutics AG (Switzerland)*	37,500	1,590,375
Deciphera Pharmaceuticals, Inc.*	19,472	801,662
Dicerna Pharmaceuticals, Inc.*	184,179	3,383,368
Exact Sciences Corp.*(a)	35,032	2,031,856
G1 Therapeutics, Inc.*(a)	76,810	846,446
Gritstone Oncology, Inc.*(a)	126,836	738,185
Immunomedics, Inc.*(a)	150,508	2,028,848
Iovance Biotherapeutics, Inc.*(a)	55,698	1,667,320
Karyopharm Therapeutics, Inc.*(a)	150,755	2,896,003
MeiraGTx Holdings PLC*	132,199	1,776,755
Mirati Therapeutics, Inc.*(a)	35,557	2,733,267
Moderna, Inc.*(a)	84,352	2,526,342
Momenta Pharmaceuticals, Inc.*	93,037	2,530,606
Oyster Point Pharma, Inc.*	27,124	949,340
Passage Bio, Inc.*	47,371	746,093
Radius Health, Inc.*	142,612	1,853,956
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Replimune Group, Inc.*(a)	146,170	$1,457,315
REVOLUTION Medicines, Inc.*	6,834	149,733
Turning Point Therapeutics, Inc.*	13,200	589,512
Twist Bioscience Corp.*(a)	75,311	2,303,010
United Therapeutics Corp.*	16,725	1,585,948
Vericel Corp.*(a)	27,330	250,616
Xencor, Inc.*(a)	63,434	1,895,408
Zymeworks, Inc. (Canada)*	54,548	1,934,818
		64,502,147
Building Products — 1.5%
Trex Co., Inc.*(a)	91,976	7,370,957
Capital Markets — 0.5%
Moelis & Co. (Class A Stock)(a)	83,526	2,347,081
Chemicals — 0.5%
Ingevity Corp.*	45,154	1,589,421
PQ Group Holdings, Inc.*	90,240	983,616
		2,573,037
Commercial Services & Supplies — 1.8%
MSA Safety, Inc.(a)	16,465	1,666,258
Tetra Tech, Inc.	77,764	5,491,694
US Ecology, Inc.(a)	47,366	1,439,926
		8,597,878
Communications Equipment — 1.8%
Ciena Corp.*	99,192	3,948,833
Lumentum Holdings, Inc.*(a)	25,499	1,879,276
Viavi Solutions, Inc.*	243,560	2,730,308
		8,558,417
Construction & Engineering — 1.7%
Arcosa, Inc.	19,930	792,018
EMCOR Group, Inc.	51,416	3,152,829
MasTec, Inc.*(a)	65,446	2,142,048
NV5 Global, Inc.*(a)	56,098	2,316,286
		8,403,181
Consumer Finance — 0.1%
LendingTree, Inc.*	3,181	583,364
Diversified Consumer Services — 2.5%
Chegg, Inc.*(a)	336,517	12,040,578
Diversified Telecommunication Services — 1.6%
Cogent Communications Holdings, Inc.(a)	65,920	5,403,463
Vonage Holdings Corp.*	355,105	2,567,409
		7,970,872
Electrical Equipment — 2.4%
Generac Holdings, Inc.*(a)	75,470	7,031,540
Regal Beloit Corp.	46,889	2,951,662
Vicor Corp.*	39,748	1,770,376
		11,753,578
Entertainment — 1.2%
Glu Mobile, Inc.*	912,110	5,737,172
A1

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 2.7%
Agree Realty Corp.(a)	14,510	$898,169
Industrial Logistics Properties Trust	17,680	310,107
Monmouth Real Estate Investment Corp.	97,263	1,172,019
QTS Realty Trust, Inc. (Class A Stock)	148,562	8,618,082
Ryman Hospitality Properties, Inc.	46,687	1,673,729
STAG Industrial, Inc.	22,470	506,024
		13,178,130
Food & Staples Retailing — 2.5%
BJ’s Wholesale Club Holdings, Inc.*(a)	150,942	3,844,493
Grocery Outlet Holding Corp.*(a)	156,796	5,384,374
Performance Food Group Co.*	122,669	3,032,378
		12,261,245
Food Products — 2.2%
Freshpet, Inc.*(a)	91,831	5,865,246
Simply Good Foods Co. (The)*	240,458	4,631,221
		10,496,467
Health Care Equipment & Supplies — 6.5%
AtriCure, Inc.*	53,168	1,785,913
Haemonetics Corp.*	52,328	5,215,009
Integer Holdings Corp.*	52,270	3,285,692
LivaNova PLC*	26,108	1,181,387
Merit Medical Systems, Inc.*(a)	40,700	1,271,875
Novocure Ltd.*(a)	55,068	3,708,279
Penumbra, Inc.*	18,624	3,004,610
SeaSpine Holdings Corp.*	28,269	230,958
Sientra, Inc.*	347,583	691,690
STAAR Surgical Co.*(a)	113,515	3,661,994
Tandem Diabetes Care, Inc.*	82,107	5,283,585
TransMedics Group, Inc.*(a)	77,836	940,259
Varex Imaging Corp.*	48,710	1,106,204
		31,367,455
Health Care Providers & Services — 1.5%
1Life Healthcare, Inc.*(a)	36,734	666,722
Addus HomeCare Corp.*	30,613	2,069,439
LHC Group, Inc.*	33,864	4,747,733
		7,483,894
Health Care Technology — 3.7%
Livongo Health, Inc.*(a)	74,375	2,121,919
Tabula Rasa HealthCare, Inc.*(a)	136,772	7,151,808
Teladoc Health, Inc.*(a)	54,040	8,376,740
		17,650,467
Hotels, Restaurants & Leisure — 3.5%
Churchill Downs, Inc.(a)	32,012	3,295,635
Chuy’s Holdings, Inc.*(a)	50,937	512,936
Everi Holdings, Inc.*	271,350	895,455
Jack in the Box, Inc.(a)	30,409	1,065,835
Noodles & Co.*(a)	168,368	793,013
Planet Fitness, Inc. (Class A Stock)*	117,967	5,744,993
PlayAGS, Inc.*	94,474	250,356
SeaWorld Entertainment, Inc.*(a)	21,797	240,203
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wendy’s Co. (The)	177,425	$2,640,084
Wingstop, Inc.	18,298	1,458,351
		16,896,861
Household Durables — 1.3%
Meritage Homes Corp.*	58,301	2,128,570
Sonos, Inc.*	184,848	1,567,511
Taylor Morrison Home Corp.*	94,656	1,041,216
TopBuild Corp.*	19,549	1,400,490
		6,137,787
Insurance — 1.5%
BRP Group, Inc. (Class A Stock)*	123,070	1,298,388
eHealth, Inc.*	16,715	2,353,806
Palomar Holdings, Inc.*(a)	60,710	3,530,894
		7,183,088
Interactive Media & Services — 0.3%
EverQuote, Inc. (Class A Stock)*(a)	46,891	1,230,889
Internet & Direct Marketing Retail — 0.5%
Rubicon Project, Inc. (The)*	408,162	2,265,299
IT Services — 1.9%
Perficient, Inc.*	55,195	1,495,233
Science Applications International Corp.	38,329	2,860,493
USA Technologies, Inc.*(a)	221,062	1,016,885
Wix.com Ltd. (Israel)*(a)	35,900	3,619,438
		8,992,049
Leisure Products — 0.2%
YETI Holdings, Inc.*(a)	53,620	1,046,662
Life Sciences Tools & Services — 4.0%
Adaptive Biotechnologies Corp.*(a)	15,976	443,813
Charles River Laboratories International, Inc.*	24,714	3,119,154
NanoString Technologies, Inc.*	162,140	3,899,467
NeoGenomics, Inc.*(a)	304,192	8,398,741
Repligen Corp.*	36,195	3,494,266
		19,355,441
Machinery — 2.2%
Altra Industrial Motion Corp.	124,891	2,184,344
Chart Industries, Inc.*	113,515	3,289,665
Kadant, Inc.	36,337	2,712,557
Woodward, Inc.(a)	40,423	2,402,743
		10,589,309
Oil, Gas & Consumable Fuels — 0.2%
Matador Resources Co.*(a)	106,360	263,773
New Fortress Energy LLC*(a)	72,725	711,978
		975,751
Paper & Forest Products — 0.5%
Boise Cascade Co.	107,889	2,565,600
Personal Products — 0.8%
BellRing Brands, Inc. (Class A Stock)*	232,558	3,965,114

A2

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 2.6%
BioDelivery Sciences International, Inc.*	325,872	$1,235,055
Collegium Pharmaceutical, Inc.*(a)	186,041	3,038,050
Horizon Therapeutics PLC*	154,608	4,579,489
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	14,880	2,147,779
Zogenix, Inc.*	63,287	1,565,087
		12,565,460
Professional Services — 0.3%
TriNet Group, Inc.*	40,105	1,510,354
Road & Rail — 0.9%
Werner Enterprises, Inc.(a)	115,866	4,201,301
Semiconductors & Semiconductor Equipment — 4.5%
Brooks Automation, Inc.	101,388	3,092,334
Entegris, Inc.(a)	53,359	2,388,883
Inphi Corp.*	11,930	944,498
Lattice Semiconductor Corp.*	153,948	2,743,353
MACOM Technology Solutions Holdings, Inc.*(a)	99,720	1,887,700
Monolithic Power Systems, Inc.(a)	21,140	3,540,105
Onto Innovation, Inc.*(a)	56,993	1,690,982
Universal Display Corp.	39,971	5,267,378
		21,555,233
Software — 12.3%
Alarm.com Holdings, Inc.*	44,109	1,716,281
Alteryx, Inc. (Class A Stock)*(a)	33,598	3,197,522
Avalara, Inc.*(a)	53,239	3,971,629
Cloudflare, Inc. (Class A Stock)*(a)	229,087	5,378,963
Crowdstrike Holdings, Inc. (Class A Stock)*	55,777	3,105,663
Everbridge, Inc.*	38,300	4,073,588
J2 Global, Inc.	42,481	3,179,703
LivePerson, Inc.*(a)	161,847	3,682,019
Model N, Inc.*	91,203	2,025,619
New Relic, Inc.*	24,274	1,122,430
Pluralsight, Inc. (Class A Stock)*(a)	217,330	2,386,283
Proofpoint, Inc.*	42,752	4,385,928
Q2 Holdings, Inc.*(a)	7,514	443,777
Rapid7, Inc.*(a)	97,342	4,217,829
SailPoint Technologies Holding, Inc.*	38,200	581,404
Smartsheet, Inc. (Class A Stock)*(a)	85,800	3,561,558
SVMK, Inc.*	160,426	2,167,355
Tenable Holdings, Inc.*	151,628	3,314,588
Varonis Systems, Inc.*	103,832	6,610,984
		59,123,123
Specialty Retail — 1.0%
Children’s Place, Inc. (The)(a)	20,584	402,623
Dick’s Sporting Goods, Inc.(a)	89,500	1,902,770
Five Below, Inc.*	19,226	1,353,126
National Vision Holdings, Inc.*	32,740	635,811
Tilly’s, Inc. (Class A Stock)	130,324	538,238
		4,832,568
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.5%
Steven Madden Ltd.(a)	98,749	$2,293,939
Thrifts & Mortgage Finance — 0.8%
Axos Financial, Inc.*	17,572	318,580
Essent Group Ltd.(a)	73,521	1,936,543
OceanFirst Financial Corp.	98,471	1,566,674
		3,821,797
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.*(a)	42,740	453,471

Total Common Stocks (cost $478,253,832)		457,146,566
Exchange-Traded Fund — 0.4%
iShares Russell 2000 Growth ETF	11,928	1,886,652
(cost $1,874,577)

Total Long-Term Investments (cost $480,128,409)		459,033,218
Short-Term Investments — 33.2%
Affiliated Mutual Funds — 33.1%
PGIM Core Ultra Short Bond Fund(w)	9,451,027	9,451,027
PGIM Institutional Money Market Fund (cost $150,324,318; includes $150,166,277 of cash collateral for securities on loan)(b)(w)	150,534,492	150,293,636

Total Affiliated Mutual Funds (cost $159,775,345)		159,744,663
Unaffiliated Fund — 0.1%
BlackRock Liquidity FedFund	403,349	403,349
(cost $403,349)

Total Short-Term Investments (cost $160,178,694)		160,148,012

TOTAL INVESTMENTS—128.4% (cost $640,307,103)		619,181,230

Liabilities in excess of other assets — (28.4)%		(137,039,131)

Net Assets — 100.0%		$482,142,099

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,104,588; cash collateral of $150,166,277 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A3

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4